Condensed Consolidated Statements of Changes in Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Deficit - USD ($)	Total	Additional paid-in capital [Member]	Accumulated deficit [Member]	Common Class A [Member]	Common Class A [Member] Common Stock [Member]	Common Class A [Member] Common Stock [Member] Common Stock Subject to Mandatory Redemption [Member]	Common Class B [Member] Common Stock [Member]
Balance Beginning, Shares at Dec. 31, 2021					0	0	4,743,750
Balance Beginning at Dec. 31, 2021	$ (24,154)	$ 24,526	$ (49,154)		$ 0	$ 0	$ 474
Issuance of Class A ordinary shares in IPO	16,418,477	16,418,477				$ 161,884,508
Issuance of Class A ordinary shares in IPO, Shares						18,975,000
Sale of private placement warrants	7,942,500	7,942,500
Remeasurement of Class A ordinary shares subject to redemption	(32,883,377)	(24,385,503)	(8,497,874)			$ 32,883,377
Net income (loss)	2,057,255		2,057,255
Balance Ending, Shares at Dec. 31, 2022					0	18,975,000	4,743,750
Balance Ending at Dec. 31, 2022	(6,489,299)	0	(6,489,773)		$ 0	$ 194,767,885	$ 474
Remeasurement of Class A ordinary shares subject to redemption	(2,105,252)		(2,105,252)			$ 2,105,252
Net income (loss)	1,618,630		1,618,630
Balance Ending, Shares at Mar. 31, 2023					0	18,975,000	4,743,750
Balance Ending at Mar. 31, 2023	(6,975,921)	0	(6,976,395)		$ 0	$ 196,873,137	$ 474
Balance Beginning, Shares at Dec. 31, 2022					0	18,975,000	4,743,750
Balance Beginning at Dec. 31, 2022	(6,489,299)	0	(6,489,773)		$ 0	$ 194,767,885	$ 474
Sponsor waiver of administrative services fees	0
Net income (loss)	4,569,632
Balance Ending, Shares at Sep. 30, 2023					4,743,749	4,772,187	1
Balance Ending at Sep. 30, 2023	(7,723,908)	0	(7,724,382)		$ 474	$ 51,085,939	$ 0
Balance Beginning, Shares at Dec. 31, 2022					0	18,975,000	4,743,750
Balance Beginning at Dec. 31, 2022	(6,489,299)	0	(6,489,773)		$ 0	$ 194,767,885	$ 474
Issuance of Class A ordinary shares in IPO, Shares				4,743,749
Redemption of Class A ordinary shares						(14,202,813)
Redemption of Class A ordinary value						$ (149,486,187)
Conversion of Sponsor Class B ordinary shares to Class A ordinary shares					4,743,749		(4,743,749)
Conversion of Sponsor Class B ordinary shares to Class A ordinary value					$ 474		$ (474)
Sponsor waiver of administrative services fees	240,000	240,000
Remeasurement of Class A ordinary shares subject to redemption	(6,695,220)	(240,000)	(6,455,220)			$ 6,695,220
Net income (loss)	4,626,782		4,626,782
Balance Ending, Shares at Dec. 31, 2023					4,743,749	4,772,187	1
Balance Ending at Dec. 31, 2023	(8,317,737)	0	(8,318,211)		$ 474	$ 51,976,918	$ 0
Balance Beginning, Shares at Mar. 31, 2023					0	18,975,000	4,743,750
Balance Beginning at Mar. 31, 2023	(6,975,921)	0	(6,976,395)		$ 0	$ 196,873,137	$ 474
Remeasurement of Class A ordinary shares subject to redemption	(2,318,917)		(2,318,917)			$ 2,318,917
Net income (loss)	2,093,294		2,093,294
Balance Ending, Shares at Jun. 30, 2023					0	18,975,000	4,743,750
Balance Ending at Jun. 30, 2023	(7,201,544)	0	(7,202,018)		$ 0	$ 199,192,054	$ 474
Redemption of Class A ordinary shares						(14,202,813)
Redemption of Class A ordinary value						$ (149,486,187)
Conversion of Sponsor Class B ordinary shares to Class A ordinary shares					4,743,749		(4,743,749)
Conversion of Sponsor Class B ordinary shares to Class A ordinary value					$ 474		$ (474)
Sponsor waiver of administrative services fees	0
Remeasurement of Class A ordinary shares subject to redemption	(1,380,072)		(1,380,072)			$ 1,380,072
Net income (loss)	857,708		857,708
Balance Ending, Shares at Sep. 30, 2023					4,743,749	4,772,187	1
Balance Ending at Sep. 30, 2023	(7,723,908)	0	(7,724,382)		$ 474	$ 51,085,939	$ 0
Balance Beginning, Shares at Dec. 31, 2023					4,743,749	4,772,187	1
Balance Beginning at Dec. 31, 2023	(8,317,737)	0	(8,318,211)		$ 474	$ 51,976,918	$ 0
Sponsor waiver of administrative services fees	30,000	30,000
Remeasurement of Class A ordinary shares subject to redemption	(889,342)	(30,000)	(859,342)			$ 889,342
Net income (loss)	148,092		148,092
Balance Ending, Shares at Mar. 31, 2024					4,743,749	4,772,187	1
Balance Ending at Mar. 31, 2024	(9,028,987)	0	(9,029,461)		$ 474	$ 52,866,260	$ 0
Balance Beginning, Shares at Dec. 31, 2023					4,743,749	4,772,187	1
Balance Beginning at Dec. 31, 2023	(8,317,737)	0	(8,318,211)		$ 474	$ 51,976,918	$ 0
Issuance of Class A ordinary shares in IPO, Shares				4,743,749
Sponsor waiver of administrative services fees	90,000
Net income (loss)	437,633
Balance Ending, Shares at Sep. 30, 2024					4,743,749	1,372,687	1
Balance Ending at Sep. 30, 2024	(10,189,244)	0	(10,189,718)		$ 474	$ 15,779,835	$ 0
Balance Beginning, Shares at Mar. 31, 2024					4,743,749	4,772,187	1
Balance Beginning at Mar. 31, 2024	(9,028,987)	0	(9,029,461)		$ 474	$ 52,866,260	$ 0
Sponsor waiver of administrative services fees	30,000	30,000
Remeasurement of Class A ordinary shares subject to redemption	(899,680)	(30,000)	(869,680)			$ 899,680
Net income (loss)	422,450		422,450
Balance Ending, Shares at Jun. 30, 2024					4,743,749	4,772,187	1
Balance Ending at Jun. 30, 2024	(9,476,217)	0	(9,476,691)		$ 474	$ 53,765,940	$ 0
Redemption of Class A ordinary shares						(3,399,500)
Redemption of Class A ordinary value						$ (38,596,223)
Sponsor waiver of administrative services fees	30,000	30,000
Remeasurement of Class A ordinary shares subject to redemption	(610,118)	(30,000)	(580,118)			$ 610,118
Net income (loss)	(132,909)		(132,909)
Balance Ending, Shares at Sep. 30, 2024					4,743,749	1,372,687	1
Balance Ending at Sep. 30, 2024	$ (10,189,244)	$ 0	$ (10,189,718)		$ 474	$ 15,779,835	$ 0